MAY 3, 1999

PROSPECTUS


                   A family of mutual funds that aims to give investors
                   the tools to build prudent investment portfolios
--------------------------------------------------------------------------------

Burnham Dow 30 Focused Fund

Burnham Fund

                                       BURNHAM INVESTORS TRUST

Burnham Financial Services Fund

Burnham Money Market Fund
--------------------------------------------------------------------------------

As with all mutual funds, the
Securities and Exchange
Commission does not approve
or disapprove these shares or
say whether the information in
this prospectus is truthful or
complete. It is a criminal offense
for anyone to inform you
otherwise.


                         [BURNHAM INVESTORS TRUST LOGO]

Each of the Burnham  funds  has its
own risk profile, so be sure to read this prospectus carefully before investing in any of the funds.

Mutual funds are not bank accounts and
are neither insured nor guaranteed by
the FDIC or any other government agency.
An investment in any mutual fund entails the risk of losing money.

[LOGO]                             INTRODUCING
                                THE  BURNHAM FUNDS


                               TABLE OF CONTENTS

            I   THE FUNDS....................................................2

                Profiles of the principal strategies and risks of each fund

                BURNHAM DOW 30 FOCUSED FUND..................................2

                BURNHAM FUND.................................................6

                BURNHAM FINANCIAL SERVICES FUND.............................10

                BURNHAM MONEY MARKET FUND...................................14

                THE INVESTMENT ADVISER......................................18


            II  YOUR ACCOUNT................................................19

                Instructions and information on investing in the funds

                PURCHASE AND REDEMPTION

                FLOW CHART..................................................20

                CHOOSING A SHARE CLASS......................................21

                HOW TO BUY SHARES...........................................23

                HOW TO EXCHANGE AND REDEEM SHARES...........................24

                TRANSACTION POLICIES........................................25

                TAX CONSIDERATIONS AND DISTRIBUTIONS........................27

                DOW JONES DISCLAIMER........................................28


            III FINANCIAL HIGHLIGHTS........................................29

                Fund performance data


                WHERE TO GET MORE INFORMATION
                ....................................................BACK COVER

                                    BURNHAM
                               DOW 30'sm' FOCUSED
                                      FUND


IS THIS FUND FOR YOU?

Burnham Dow 30 Focused Fund
is best suited to investors who:

   Are investing for the
   long term

   Seek capital appreciation from
   a portfolio of DJIA stocks

   Want to increase their
   exposure to the largest U.S.
   companies

   Are comfortable with price
   volatility


[LOGO]


PORTFOLIO MANAGER

David Leibowitz has the primary
day-to-day responsibility for the
fund's portfolio since its inception.
Mr. Leibowitz is a Managing
Director of Burnham Asset
Management Corp.


This fund's goal is non-fundamental
and may be changed without share-
holder approval.



[LOGO]   GOAL AND MAIN STRATEGIES
--------------------------------------------------------------------------------

THE FUND'S GOAL IS CAPITAL APPRECIATION.

The fund pursues its goal by investing in stocks represented in the Dow Jones Industrial Average'sm' (DJIA'sm'). The fund also invests in closely related securities, called DJIA equivalents, including:

            Securities such as DIAMONDS'sm', which represent percentage interests in a basket of all 30 DJIA stocks.

            Derivatives that are based on U.S. stock indices or on individual DJIA stocks. Derivatives are a type of investment whose value is determined by underlying securities or market indices.

HOW THE FUND SELECTS SECURITIES

The fund invests approximately half of its assets passively and half actively. Both halves may invest in in DJIA stocks or DJIA equivalents; the passive half invests in these in proportions that approximately match the composition of the DJIA.

In managing the active portion of its assets, the fund may continue to hold stocks that have been dropped from the DJIA. The fund may also emphasize or overweight certain DJIA companies that appear to have the following characteristics:

            Low price-to-earnings (P/E) ratios

            Attractive cash flows

            Higher actual and projected dividends

            Above-average growth rates relative to P/E ratios

            Perceived momentum in earnings growth


                WHAT ARE DIAMONDS?

                DIAMONDS are shares of a publicly traded unit investment trust that owns the stocks of the DJIA in the same proportion as represented in the DJIA. DIAMONDS trade on the American Stock Exchange at approximately 99/100th of the value of the DJIA. DIAMONDS have certain operational expenses that are deducted from the dividends paid to DIAMOND investors.




2 THE FUNDS


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


In both parts of the portfolio, the fund may invest in DJIA equivalents rather than DJIA stocks in order to:

            Maintain liquidity

            Facilitate trading

            Reduce transaction costs

            Take advantage of relative bargains

Under normal conditions, the fund intends to remain fully invested. In extraordinary circumstances, the fund may invest up to 25% of assets in cash or cash equivalents. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.


[LOGO]  MAIN RISKS
--------------------------------------------------------------------------------


The main risk of this fund is a downturn in the stock market, and particularly in the Dow Jones Industrial Average.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

            Blue-chip stocks could fall out of favor with the market, especially in relation to small-capitalization stocks.

            DJIA companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop. If the fund overweights its investment in any such company, it could suffer disproportionately higher losses.

            DJIA equivalents could underperform DJIA stocks because of weak price correlation.

            The fund's management strategy, or other stock selection methods, could prove to be less successful than anticipated.

            Investments in derivatives could magnify any of the fund's gains or losses.


                NON-DIVERSIFICATION

                The fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than diversified funds. An investment in the fund could go up and down in value more than an investment in a diversified fund.



DOW JONES INDUSTRIAL AVERAGE

The Dow Jones Industrial Average is
the oldest continuing stock market
average in the world. The companies
in it are household names and repre-
sent about one-sixth of the market
value of the U.S. stock market. Unlike
a market index, the DJIA is weighted
by share price rather than market
capitalization. Each day, the prices of
one share of each company in the
average are totaled. Then, instead of
simply dividing by 30 to get an aver-
age, the total is multiplied by a special divisor calculated to compensate for stock splits and similar events that would otherwise distort the average.

The composition of the DJIA
changes from time to time, as deter-
mined by the editors of The Wall
Street Journal. Dow Jones & Company,
Inc. has no connections with or
obligations to the adviser or the fund.

Dow Jones does not sponsor, endorse,
sell or promote the fund. Dow Jones
does not make any representation
regarding the advisability of investing
in the fund.


                                                                     THE FUNDS 3

[LOGO] PAST PERFORMANCE

No past performance data is available yet for this new fund. Next year's prospectus will provide the information here.





4 THE FUNDS

[LOGO] FEES AND EXPENSES

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE

SHAREHOLDER FEES
        fees paid directly from your investment

Maximum redemption fee                                     1.00%
        charged only on shares you sell after
        owning them for less than six months

ANNUAL FUND OPERATING EXPENSES
        expenses that are deducted from fund assets

Management fees                                            0.60%
Distribution (12b-1) fees                                  0.25%
Other expenses(1),(2)                                      0.97%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                    1.82%


(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                           0.60%
Distribution (12b-1) fees                 0.25%
Other expenses                            0.35%
--------------------------------------------------------------------------------
Net annual fund operating expenses        1.20%


(2) Based on estimated amounts for the current fiscal year.



EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

                  $10,000 original investment

                  5% annual return

                  No changes in operating expenses

                  Reinvestment of all dividends and distributions


                               1 year            3 years
                               -------------------------
                               $ 185             $ 573

The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only.

UNDERSTANDING
SHAREHOLDER FEES

REDEMPTION FEES

Fees used to discourage short-term
market timers from engaging in
frequent purchases and redemp-
tions. This practice can disrupt the
fund's investment program and
result in additional transaction costs
that are borne by all shareholders
of the fund. (The fund is intended
for investors with a long-term
investment outlook.)

UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES

Fees paid to the adviser for the
supervision of the fund's invest-
ment program.

RULE 12b-1 FEES

Under SEC Rule 12b-1, mutual
funds may use some of their
assets to pay commissions to
brokers, other marketing expenses
and shareholder service fees.
You should take 12b-1 fees into
account when choosing a fund
and share class.

OTHER EXPENSES

Fees paid by the fund for mis-
cellaneous items such as transfer
agency, custodian, professional
and registration fees.

                                                                     THE FUNDS 5

TICKER SYMBOL:
BURHX


IS THIS FUND FOR YOU?

Burnham Fund is best suited to
investors who:

   Want the relative stability of
   investments in large-capital-
   ization companies with some
   of the growth opportunities
   of smaller companies

   Seek capital growth with
   a focus on risk management

   Are investing for the
   long term


[LOGO]

PORTFOLIO MANAGER

Jon M. Burnham has had primary
day-to-day responsibility for
the fund's portfolio since 1995.
Mr. Burnham is president, chief
executive officer and a trustee
of the fund and the chairman
and chief executive officer
of the adviser and distributor.




                                  BURNHAM FUND

[LOGO] GOAL AND MAIN STRATEGIES
--------------------------------------------------------------------------------

THE FUND SEEKS CAPITAL APPRECIATION, MAINLY LONG-TERM. INCOME IS GENERALLY OF LESSER IMPORTANCE, MEANING THAT IT IS A SECONDARY GOAL.

The fund pursues its goal by investing in a diverse portfolio of common stocks. The fund will invest predominately in large-capitalization companies.


HOW THE FUND SELECTS SECURITIES

In managing the fund's stock portfolio, the manager first uses sector research, which focuses on selecting the industries the fund will invest in (top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In the past, the fund has tended to favor the following sectors:

                  Consumer durables

                  Energy

                  Finance

                  Pharmaceuticals

                  Technology

The fund may emphasize different sectors in the future.

In selecting individual stocks, the manager looks for companies that appear to have the following characteristics:

                  Potential for sustained earnings growth of at least 15%-20% per year

                  Product leadership and strong management teams that focus on enhancing shareholder value

                  Companies with histories of paying regular dividends

                  Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Although the fund typically favors large "blue-chip"companies, it will consider opportunities in medium- and small-capitalization companies that meet its selection criteria.


6 THE FUNDS

OTHER INVESTMENTS


The fund may also invest in debt securities of any maturity, duration or credit rating (including junk bonds) from any government or corporate issuer. The fund generally invests in short- to medium-term corporate bonds and maintains an average portfolio credit rating of A.

The fund may invest without limit in dollar-denominated foreign securities but only up to 15% of assets in non-dollar foreign securities. The fund may make limited investments in derivative instruments. Derivatives are a type of investment whose value is based on other securities or market indices.

Under normal conditions, the fund intends to remain fully invested. In extraordinary conditions, the fund may invest extensively in cash or short-term investment grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.


[LOGO] MAIN RISKS
--------------------------------------------------------------------------------

The main risk of this fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies. The fund's investments in debt securities will generally fall in value when interest rates rise.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

                  Any of the categories of securities that the fund emphasizes-- large-capitalization stocks or particular sectors--could fall out of favor with the market.

                  Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

                  The fund's management strategy or securities selection methods could prove less successful than anticipated.

                  A bond issuer could be downgraded in credit rating or go into default. The risk of default and the price volatility associated with it are greater for junk bonds.

                  If any of the fund's bonds are redeemed substantially earlier or later than expected, performance could suffer.

                  Investments in derivatives could magnify any of the fund's gains or losses.

                  Foreign investments present additional risks compared with domestic investments. These may include:

                        Unfavorable currency exchange rates

                        Inadequate financial information

                        Political and economic upheavals

                     These risks are greater in emerging markets.

DEFINITION OF
LARGE-CAPITALIZATION STOCKS

Large-capitalization stocks
(commonly known as "blue-
chip") are usually issued by well
established companies. These
companies maintain a sound
financial base and offer a variety
of product lines and businesses.
As compared with smaller-
capitalization companies,
securities of large companies
historically have involved less
market risk and lower long-term
market returns. Their stock
prices tend to rise and fall less
dramatically than those of
smaller-capitalization companies.

This fund considers a stock to
be a large-capitalization stock if
its total market capitalization
(the value of all of its outstanding
shares) is $8.5 billion or more.



                                                                     THE FUNDS 7

[LOGO] PAST PERFORMANCE

The chart in this section illustrate the fund's historic pattern of returns and price volatility from several perspectives. All mutual funds present this information so that you can compare funds more readily. Bear in mind that past performance is not a guarantee of future performance.


The bar chart shows the fund's annual total returns for the last ten years. Returns for the fund's single best and single worst quarters give some indication of how widely short-term performance has varied. These figures would be lower if they reflected sales charges.


RETURN FOR CLASS A SHARES



                              [PERFORMANCE GRAPGH]




 1989     1990      1991    1992   1993    1994     1995    1996    1997    1998
22.75%  (1.76%)    17.98%  7.70%   9.35%  (1.77%)  24.45%  17.60%  24.74%  22.08%


BEST QUARTER         21.07% IN 4TH QUARTER OF 1998
WORST QUARTER       (13.36%) IN 3RD QUARTER OF 1998



The table presents the fund's average annual returns over 1, 5 and 10 years for each share class and the life of class for Class B shares along with those of recognized U.S. common stock and bond indices.The fund's performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses.



AVERAGE ANNUAL RETURNS

                                                                                 Class B:
For the following periods ending 12/31/98       1 year   5 years   10 years    inception*
CLASS A SHARES                                   15.98     15.77       13.30           --

CLASS B SHARES                                   17.16     16.07          --        15.06

S & P 500 INDEX                                  28.58     24.05       19.20        00.00

LEHMAN GOV/CORP BOND INDEX                        9.47      7.30        9.33        00.00


The S&P 500 Index includes the common stocks of 500 large U.S. companies. The Lehman Brothers Government/Corporate Bond Index includes U.S. government and corporate bonds. Both are unmanaged.

*Class B shares commenced operations on 10/18/93; their performance is compared to index figures that begin on 11/1/93.


8 THE FUNDS

[LOGO] FEES AND EXPENSES

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE

                                                        Class A          Class B
SHAREHOLDER FEES
        fees paid directly from your investment

Maximum front-end sales charge (load)                   5.00%            NONE
        % of offering price

Maximum contingent deferred sales charge                NONE             5.00%
        % of offering price or the amount you
        receive when you sell shares, whichever is less

ANNUAL FUND OPERATING EXPENSES
        expenses that are deducted from fund assets

Management fees                                         0.60%            0.60%
Distribution (12b-1) fees                               0.25%            1.00%
Other expenses(1)                                       0.51%            0.81%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                 1.36%            2.41%


(1)The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:


Management fees                         0.60%        0.60%
Distribution (12b-1) fees               0.25%        1.00%
Other expenses                          0.45%        0.70%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses      1.30%        2.30%


Example

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

        $10,000 original investment

        5% annual return

        No changes in operating expenses

        Reinvestment of all dividends and distributions


                                    1 year      3 year       5 year      10 year
--------------------------------------------------------------------------------
Class A                             $ 632       $   909      $ 1,207     $ 2,053

Class B with redemption             $ 644       $ 1,051      $ 1,385     $ 2,485

Class B without redemption          $ 244       $   751      $ 1,285     $ 2,485


Because actual returns and expenses may be differenc, this example is for comparison purposes only. The 10 year figures for Class B shares assume the conversion for Class A shares after eight years.


UNDERSTANDING
SHAREHOLDER FEES

FRONT-END SALES CHARGE

An amount charged for the sale
of some fund shares, usually sold
by a broker or sales professional.
A sales charge or load is reflected
in the asked or offering price.

ASKED OR OFFERING PRICE

The price at which the fund's
shares may be purchased. The
asked or offering price includes
the current net asset value
plus any sales charge.

CONTINGENT DEFERRED SALES CHARGE

A fee imposed when shares
are redeemed during the first
few years of ownership. Please
refer to "Choosing a Share
Class" on page 21 for further
information on alternative
purchase arrangements.

UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES

Fee paid to the adviser for
the supervision of the fund's
investment program.

RULE 12b-1 FEES

Under SEC Rule 12b-1, mutual
funds may use some of their
assets to pay commissions to
brokers, other marketing expens-
es and shareholder service fees.
You should take 12b-1 fees into
account when choosing a fund
and share class.

OTHER EXPENSES

Fees paid by the fund for mis-
cellaneous items such as transfer
agency, custodian, professional
and registration fees.


                                                                     THE FUNDS 9

IS THIS FUND FOR YOU?


Burnham Financial Services Fund
is best suited to investors who:

  Are investing for the
  long term

  Wish to increase their
  exposure to the financial
  services sector

  Seek potentially more
  rapid capital growth than
  might be achieved in
  a sector-diversified fund

  Are comfortable with
  increased price volatility



[LOGO]


SUBADVISER

Mendon Capital Advisors Corp.
is a registered investment adviser
incorporated in the State of
Delaware. The subadviser has been
providing investment advisory
services focused in the financial
services industry to private invest-
ment companies since 1996.

PORTFOLIO MANAGER

Anton Schutz has had the primary
day-to-day responsibility for the
fund's portfolio since its inception.
Mr. Schutz is the President of
Mendon Capital Advisors Corp.
and Vice President of Burnham
Securities Inc.


This fund's goal is non-fundamental
and may be changed without share-
holder approval.


                            BURNHAM
                          FINANCIAL SERVICES
                                 FUND


[LOGO] GOAL AND MAIN STRATEGIES

THE FUND SEEKS CAPITAL APPRECIATION.

The fund pursues its goals by investing at least 75% of assets in stocks of U.S. companies in the financial services sector. The fund considers all of the following as part of this sector:

           Banks and thrifts

           Securities brokers and dealers

           Investment management and advisory firms

           Insurance companies

           Specialty finance companies

           Financial conglomerates

           Publicly traded, government-sponsored financial intermediaries

           Any company that derives at least 50% of its revenues from doing business with financial services companies, such as a financial software company


HOW THE FUND SELECTS SECURITIES

In selecting stocks, the fund's manager uses a combination of growth and value strategies. The manager seeks growth stocks of companies with the following characteristics:

           Capable management

           Attractive business niches

           Sound financial and accounting practices

           Demonstrated ability to sustain growth in revenues, earnings and cash flow

The manager also looks for opportunities to purchase value stocks of companies that appear to be:

           Undervalued based on their balance sheets or individual circumstances

           Temporarily distressed

           Poised for a merger or acquisition

Although the fund may invest in companies of any size, it typically focuses on those with market capitalization of $8 billion or less. The fund generally intends to invest in U.S. companies, but it may also invest up to 10% of assets in foreign securities.

This stock selection strategy may lead the fund to concentrate its investments in a few regions of the U.S.


10 THE FUNDS

OTHER INVESTMENTS

The fund may invest up to 25% of assets in:

           Companies outside the financial services sector

           Debt securities of any maturity, duration, or credit rating (including junk bonds) from any government or corporate issuer, U.S. or foreign

The fund may use derivatives (a type of investment whose value is based on other securities or market indices) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market movements.

Under normal conditions, the fund intends to remain fully invested. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment- grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.


[LOGO] MAIN RISKS

The main risk of this fund is the performance of the stock market and the level of interest rates. Because this fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

           An adverse event could disproportionately affect the financial services sector.

           Rising interest rates increase the cost of financing to, and reduce the profitability of, companies in the financial services sector.

           Any of the categories of securities that the fund emphasizes-- financial services companies and companies with less than $8 billion in market capitalization--could fall out of favor.

           Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

           Investments in derivatives could magnify any of the fund's gains or losses.

           A bond issuer could be downgraded in credit quality or go into default. The risk of default and the price volatility associated with it are greater for junk bonds.

           Foreign investments present additional risks compared with domestic investments. These may include:

                      Unfavorable currency exchange rates

                      Inadequate financial information

                      Political and economic upheavals

                   These risks are greater in emerging markets.

WHY INVEST IN FINANCIAL
COMPANIES?

DEMOGRAPHICS

The largest consumers of financial
services are those in the 45 to
64 age group, which is projected
to grow significantly over the next
20 years.

CONSOLIDATION

The current consolidation trend in
the financial services sector presents
investment opportunities.

DEREGULATION

Deregulation of the financial services
industry is enabling firms to enter
a wider variety of financial service
businesses.

GLOBALIZATION

Increasing globalization provides
opportunities for foreign firms
to expand their businesses in the
financial services sector.

SPECIALIZATION

Financial service providers are
"unbundling" financial products to
meet customer needs, provide profit
opportunities and expand their
markets.


                                                                    THE FUNDS 11

[LOGO] PAST PERFORMANCE

No past performance data is available yet for this new fund. Next year's prospectus will provide the information here.



12 THE FUNDS

[LOGO] FEES AND EXPENSES

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE


                                                Class A           Class B
SHAREHOLDER FEES
 fees paid directly from your investment

Maximum front-end sales charge (load)           5.00%             None
 % of offering price

Maximum contingent deferred sales charge        NONE              5.00%
 % of offering price or the amount you receive
 when you sell shares, whichever is less

ANNUAL FUND OPERATING EXPENSES
 expenses that are deducted from fund assets

Management fees                                 0.75%             0.75%
Distribution (12b-1) fees                       0.25%             1.00%
Other expenses(1),(2)                           1.02%             2.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)         2.02%             4.02%


(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                       0.75%   0.75%
Distribution (12b-1) fees             0.25%   1.00%
Other expenses                        0.60%   0.55%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses    1.60%   2.30%

(2) Based on estimated amounts for the current fiscal year.


EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

        $10,000 original investment

        5% annual return

        No changes in operating expenses

        Reinvestment of all dividends and distributions



                                 1 year       3 years
--------------------------------------------------------------------------------
Class A                          $ 695       $ 1,102
Class B with redemption            804         1,524
Class B without redemption         404         1,223


Because actual return and expenses may be different, this example is for comparison purposes only.



UNDERSTANDING
SHAREHOLDER FEES

FRONT-END SALES CHARGE

An amount charged for the sale
of some fund shares, usually sold
by a broker or sales professional.
A sales charge or load is reflected
in the asked or offering price.


ASKED OR OFFERING PRICE

The price at which the fund's
shares may be purchased. The
asked or offering price includes
the current net asset value plus
any sales charge.


CONTINGENT DEFERRED SALES
CHARGE

A fee imposed when shares
are redeemed during the first
few years of ownership. Please
refer to "Choosing a Share
Class" on page 21 for further
information on alternative
purchase arrangements.


UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES

Fee paid to the adviser for
the supervision of the fund's
investment program.


RULE 12b-1 FEES

Under SEC Rule 12b-1,
mutual funds may use some of
their assets to pay commissions
to brokers, other marketing
expenses and shareholder service
fees. You should take 12b-1 fees
into account when choosing a
fund and share class.


OTHER EXPENSES

Fees paid by the fund for
miscellaneous items such as
transfer agency, custodian,
professional and registration fees.



                                                                   THE FUNDS 13

IS THIS FUND FOR YOU?

Burnham Money Market Fund is
best suited to investors who:

  Seek to preserve capital

  Are seeking a temporary
  holding place for investments

  Are investing for the short term

  Seeking the highest possible
  income available from short-term
  securities



[LOGO]

SUBADVISER

Reich & Tang Asset Management
L.P. was formed in 1994. Reich
& Tang manages discretionary
equity and money market assets,
principally for institutional clients.
The subadviser's investment
philosophy is oriented toward the
preservation of capital and long-
term appreciation.


This fund's goal is non-fundamental
and may be changed without shareholder
approval.



                               BURNHAM
                              MONEY MARKET
                                     FUND

[LOGO] GOAL AND MAIN STRATEGIES

THE FUND'S GOAL IS MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

The fund is managed to maintain a stable $1.00 share price. The fund invests only in dollar-denominated money market securities of the highest short-term credit quality. Each security must have a remaining maturity of 13 months or less. The fund's average weighted maturity will not exceed 90 days. Its yield will go up and down with changes in short-term interest rates.

HOW THE FUND SELECTS SECURITIES

In managing the portfolio, the subadviser looks for securities that appear to offer the best relative value based on analysis of:

        Credit quality

        Interest rate sensitivity

        Yield

        Price

An investment committee meets weekly to determine the fund's portfolio strategy based on interest rates, credit quality and performance. The primary function of the committee is to develop an approved list of securities that satisfy the funds' credit criteria, guidelines and objectives. From time to time, the fund may emphasize, or overweight, its investments in particular types of issuers or maturities to increase current yields.

The fund may invest in certain foreign securities: dollar-denominated money market securities of foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks.

                    DEFINITION OF A MONEY MARKET FUND

                    A money market fund is a pool of assets
                    investing in U.S. dollar-denominated
                    short-term debt obligations. Because of
                    the high degree of safety they provide,
                    money market funds typically offer the
                    lowest return of any type of mutual
                    fund.


14 THE FUNDS

                    Money market fund yield

                    The fund's current yield reflects the
                    relationship between the fund's current
                    level of annual income and its price on
                    a particular day.

[LOGO] MAIN RISKS
--------------------------------------------------------------------------------

The main risk of this fund is the level of short-term interest rates. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the $1.00 share price that the fund tries to maintain.

Any of the following situations could cause the fund to lose money or under perform in comparison with its peer group:

        An issuer could be downgraded in credit quality or go into default.

        Foreign securities present additional risks compared with domestic investments. these may include:

                Inadequate financial information

                Political and economic upheavals

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

TYPES OF MONEY
MARKET SECURITIES

U.S. TREASURY BILLS
Debt obligations sold by the
U.S. Treasury that mature in
one year or less and are backed
by the U.S. government.

AGENCY NOTES
Debt obligations of U.S.
government agencies.

CERTIFICATES OF DEPOSIT
Receipts for funds deposited
at banks that guarantee a fixed
interest rate over a specified
time period.

REPURCHASE AGREEMENTS
Contracts, usually involving U.S.
government securities, whereby
one party sells and agrees to
buy back securities at a fixed price
on a designated date.

BANKERS' ACCEPTANCES
Bank-issued commitments to
pay for merchandise sold in the
import/export market.

COMMERCIAL PAPER COMPANIES
Unsecured notes that companies
typically issue to finance current
operations and expenses.

MEDIUM-TERM NOTES
Unsecured corporate debt
obligations that are continuously
offered in a range of maturities
and structures.


                                                                    THE FUNDS 15

[LOGO] PAST PERFORMANCE

No past performance data is available yet for this new fund. Next year's prospectus will provide the information here.



16 THE FUNDS

[LOGO] FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE

SHAREHOLDER FEES                                          NONE
        fees paid directly from your investment

ANNUAL FUND OPERATING EXPENSES
        expenses that are deducted from fund assets

Management fees                                           0.45%
Distribution (12b-1) fees                                 NONE
Other expenses(1),(2)                                     0.52%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                   0.97%


(1) The adviser has agreed to cap the annual fund's operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:


Management fees                                0.45%
Distribution (12b-1) fees                      NONE
Other expenses                                 0.43%
--------------------------------------------------------------------------------
Net annual fund operating expenses             0.88%


(2) Based on estimated amounts for the current fiscal year.



EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

        $10,000 original investment

        5% annual return

        No changes in operating expenses

        Reinvestment of all dividends and distributions

                          1 year            3 years
                          -------------------------
                          $ 99              $ 309


The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only.


UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES

Fee paid to the adviser for
the supervision of the fund's
investment program.


OTHER EXPENSES
Fees paid by the fund for
miscellaneous items such as
transfer agency, custodian,
professional and registration
fees.



                                                                    THE FUNDS 17

The Investment
   Adviser

The funds' investment adviser is Burnham Asset Management Corporation, 1325 Avenue of the Americas, New York, NY 10019.

The adviser is responsible for economic research, industry and company analysis, portfolio recommendations and all investment decisions. In return for these services, the adviser receives a fee from each fund as described in the table below.



FUND                                         FEE AS A % OF AVERAGE DAILY NAV

BURNHAM DOW 30 FOCUSED FUND                                             0.60%
--------------------------------------------------------------------------------
BURNHAM FUND                                                            0.60%
--------------------------------------------------------------------------------
BURNHAM FINANCIAL SERVICES FUND                                         0.75%
--------------------------------------------------------------------------------
BURNHAM MONEY MARKET FUND                                               0.45%


Total annual operating expenses of these funds are capped (see table below), which may reduce the adviser's fee. These agreements are temporary and may be terminated or changed any time.

FUND                           OPERATING EXPENSE CAP AS A % OF AVERAGE DAILY NAV

                                              CLASS A SHARES      CLASS B SHARES
BURNHAM DOW 30 FOCUSED FUND                            1.20%                 n/a
--------------------------------------------------------------------------------
BURNHAM FUND                                           1.30%               2.30%
--------------------------------------------------------------------------------
BURNHAM FINANCIAL SERVICES FUND                        1.60%               2.30%
--------------------------------------------------------------------------------
BURNHAM MONEY MARKET FUND                              0.88%                 n/a


YEAR 2000 (Y2K) COMPLIANCE
--------------------------------------------------------------------------------
The inability of many older computer systems to recognize the year 2000 is expected to have an impact on world financial markets. The adviser has taken steps to ensure that its systems are or will be Y2K-compliant, and has also obtained assurances from its partners and vendors that they are taking similar steps. However, it is impossible to know in advance how any Y2K problems may affect the funds' operations (including their ability to calculate share prices and process redemptions) or how it may affect the performance of portfolio investments or securities markets in general.

18 THE FUNDS

YOUR ACCOUNT

As an investor, you have flexibility in choosing a share class, setting up your account, making exchanges between funds and withdrawing money from your account. In this section, you will find a chart that provides a broad overview of the various options available, followed by more detailed information. It is important to read the entire section so that you will understand all of the factors-- including tax liability, sales charges, and transaction volume--that should influence your investment decisions.

                                                                 YOUR ACCOUNT 19

PURCHASE AND REDEMPTION FLOW CHART

$$$
3 WAYS TO PURCHASE SHARES

        DIRECT PURCHASE*             PURCHASE*                    AUTOMATIC
                                  THROUGH DEALER              INVESTMENT PROGRAM

   CLASS A SHARES
SALES CHARGE AT PURCHASE        4 FUNDS TO CHOOSE FROM:
         $$

                     BURNHAM FUND                 DOW 30 FOCUSED FUND
                FINANCIAL SERVICES FUND            MONEY MARKET FUND

                  2 classes available                        1 class available

   Class A shares         or        Class B shares          Single class shares
[FRONT-END SALES CHARGE]       [BACK-END SALES CHARGE]       [NO SALES CHARGE]

                                                CLASS B SHARES
                                         SALES CHARGE AT REDEMPTION
      $$$                                                 $$
      3 WAYS TO REDEEM SHARES



DIRECT REDEMPTION               REDEMPTION                      AUTOMATIC
                              THROUGH DEALER               CASH WITHDRAWAL PLAN


                                                                          $$$$$$

*Minimum investment: $1,000 per fund
 Minimum continuing investment: $250 per fund


20 YOUR ACCOUNT

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
Shares of Burnham Dow 30 Focused Fund and Burnham Money Market Fund are offered in one class only, with no sales charge. Burnham Dow 30 Focused Fund, Burnham Fund and Burnham Financial Services Fund pay an annual Rule 12b-1 distribution fee equal to 0.25% of the fund's average net assets. Shares of Burnham Money Market Fund are not subject to any Rule 12b-1 distribution or service fees.

Burnham Fund and Burnham Financial Services Fund offer shares in two classes:



CLASS A                                           CLASS B

Front-end sales charge decreases with the         Contingent deferred sales charge (CDSC)
amount you invest and is included in              decreases with the amount of time you
the offering price [see schedule below]           hold your shares [see schedule below]

Rule 12b-1 fee of 0.25% annually of               Rule 12b-1 fee of 0.75% and service fee of
average NAV                                       0.25% annually of average NAV



WHY TWO SHARE CLASSES?

By offering two share classes, a fund
allows you to choose the method
of purchasing shares that is the most
beneficial given the amount of
your purchase, length of time you
expect to hold your shares and
other relevant circumstances.


CLASS A SALES CHARGES

AMOUNT INVESTED                  SALES CHARGE
                                 % OFFERING PRICE                % NAV
less than $50,000                     5.00%                       5.26%
$50,000-$99,999                       4.50%                       4.71%
$100,000-$249,999                     4.00%                       4.17%
$250,000-$499,999                     3.00%                       3.09%
$500,000-$999,999                     2.00%                       2.04%
$1,000,000 and above                   --*                         --*



*PURCHASES OF $1 MILLION OR
 MORE (CLASS A SHARES)

The following CDSC will be
imposed on investments over $1
million if shares are sold within
two years of purchase. The charge
is calculated from the NAV at
the time of purchase or sale,
whichever is lower.


CLASS B DEFERRED SALES CHARGE

Maximum purchase $250,000

PURCHASE-TO-SALE PERIOD               CDSC
less than 1 year                      5.00%
1-2 years                             4.00%
2-4 years                             3.00%
4-5 years                             2.00%
5-6 years                             1.00%
6 years and longer                     --



PURCHASE-TO-SALE PERIOD CDSC

Less than 1 year        1.00%
1-2 years               0.50%



Shares not subject to CDSC are redeemed first; remaining shares are redeemed in the order purchased. No CDSC applies to shares that:

     Represent increases in the NAV above the net cost of the original investment

     Were acquired through reinvestment of dividends or distributions

After 8 years, Class B shares automatically convert to Class A.


                                                                 YOUR ACCOUNT 21

SALES CHARGE WAIVERS

Under certain conditions, the following investors can buy Class A shares without a sales charge:

   Shareholders of Burnham Fund who purchased shares directly from the fund before August 27, 1998

   Customers of Burnham Securities Inc. with a cumulative balance of at least $250,000

   Officers, directors, trustees, employees of the adviser the fund's distributor and any of their affiliated companies, and immediate family members of any of these people

   Employee benefit plans having more than 25 eligible employees or a minimum of $250,000

   Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans

   Certain trust companies, bank trust departments and investment advisers that invest on behalf of their clients and charge account management fees.

   Participants in no-transaction-fee programs of discount brokerages that maintain an omnibus account with the funds

   Individuals investing distributions from tax-deferred savings and retirement plans

   Individuals purchasing shares with the proceeds of a redemption made from another mutual fund complex within the previous 180 days with proof of purchase

CLASS B CDSC WAIVERS

CDSC charges will be waived on redemptions of Class B shares in connection with:

   Distributions from certain employee tax-qualified benefit plans

   Any shareholder's death or disability

   Withdrawals under an automatic withdrawal plan, provided they are less than 10% of your account's original value

WAYS TO REDUCE SALES CHARGES

Investors can reduce or eliminate sales charges on Class A shares under certain conditions.

COMBINED PURCHASE

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

RIGHT OF ACCUMULATION

If you already hold Class A shares of a fund, the sales charge rate on additional purchases can be based on your total Class A shares in the fund.

LETTER OF INTENT

This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

COMBINATION PRIVILEGE

You can use the combined total of Class A shares of multiple Burnham funds for the purpose of calculating the sales charge.

PLEASE NOTE:

You must advise your dealer, the transfer agent or the fund if you qualify for a reduction and/or waiver in sales charges.


CALCULATION OF NET ASSET VALUE

Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as defined in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadline for share transactions will be accelerated to the earlier closing time. Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's closing.

DETERMINATION OF SHARE PRICE

The share price of a fund is the total value of its assets less its liabilities, divided by the total number of outstanding fund shares. Each fund's securities are valued on the basis of either market quotations or fair value pricing, which may include the use of pricing services. Because foreign markets and U.S. markets are open at different times, there may be times when the value of a fund's securities changes on days when you can't buy or sell fund shares. There may also be cases when the fund uses fair-value prices for foreign securities, which may be different from the values used by other funds.

22 YOUR ACCOUNT

HOW TO BUY SHARES


MINIMUM PURCHASE AMOUNT
                                             INITIAL PURCHASE        SUBSEQUENT PURCHASES
Individual retirement accounts               $50                     $50
Automatic investment program                 $50                     $50
All other funds and programs                 $1,000                  $250



These amounts may be waived or changed at the funds' discretion.


METHOD OF PURCHASE                   PROCEDURE

MAIL      Open an account            Complete and sign the application form. Send a check drawn on a U.S. bank for at least the minimum amount required, make the check payable to "Burnham Investors
                                     Trust." Send the check and application form to the address below.

          Open an IRA                Shares of the Trust are available for purchase through Individual Retirement
                                     Accounts (IRAs) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from the distributor by calling 1-800-874-3863 or your investment professional.

          Subsequent purchase        Send in a check for the appropriate minimum amount (or more) with your account name and number. For your convenience, you may use the deposit slip attached to your quarterly account statements.

FEDERAL   Subsequent purchase        This option is available to existing open accounts only. New accounts must
FUNDS WIRE                           complete an application form and forward payment to the address listed below.

          Wire address               STATE STREET BANK & TRUST CO.
                                     225 FRANKLIN STREET, BOSTON MA
                                     ABA# 011000028
                                     DDA# 99046005
                                     FUND ACCOUNT #
                                     FOR CREDIT TO BURNHAM INVESTORS TRUST (INDICATE CLASS A OR B SHARES)

AUTOMATIC                            You can make automatic monthly, quarterly or annual purchases (on the 5th or
INVESTMENT                           15th day of each month) of $50 or more. To activate the automatic investment
PROGRAM                              plan, complete an account application notifying the funds. Your investment may come from your bank account or from your balance in the Burnham Money Market
                                     Fund.You may change the purchase amount or terminate the plan at any time by writing to the funds.

ELECTRONIC                           To purchase shares via electronic funds transfer, check this option on your
FUNDS TRANSFER                       account application form. Your bank must be a member of the ACH system.

DEALER                               Contact your dealer to set up a new account, purchase fund shares, and make subsequent investments. Purchase orders that are received by your dealer and are forwarded by the dealer to the transfer agent before 4:00 p.m. eastern time on any business day will receive that day's NAV. Your dealer is responsible for properly forwarding completed orders to the fund transfer agent.



SEND REGULAR MAIL TO:           SEND OVERNIGHT MAIL TO:             CALL SHAREHOLDER SERVICE AGENT:

BURNHAM INVESTORS TRUST         BURNHAM INVESTORS TRUST             BOSTON FINANCIAL DATA
C/O BFDS, INC.                  C/O BFDS, INC.                      SERVICES, INC.
P.O. BOX 8015                   66 BROOKS DRIVE                     TOLL-FREE AT
BOSTON, MA 02266-8015           BRAINTREE, MA 02184-3839            1-800-462-2392



                                                                 YOUR ACCOUNT 23

HOW TO EXCHANGE AND REDEEM SHARES
--------------------------------------------------------------------------------


METHOD                   PROCEDURE
--------------------------------------------------------------------------------
BY MAIL                     Send a letter of instruction, an endorsed stock power
                            or share certificates (if you hold certificate
                            shares) to "Burnham Investors Trust" to the address
                            below. Please be sure to specify:

                               the fund

                               account number

                               the dollar value or number of shares you wish to sell

                            Include all necessary signatures and any additional documents as well as a signature guarantee if required (see page 26 for signature guarantee requirements).

BY TELEPHONE                As long as the transaction does not require a
                            written or signature guarantee (see page 26), you or
                            your financial professional can sell shares by
                            calling Burnham Investor Trust at 1-800-462-2392.
                            Press 1 and follow the automated menu to speak to a
                            customer service representative. A check will be
                            mailed to you on the following business day.

AUTHORIZED BROKER/DEALER    If you invest through an authorized broker/dealer
OR INVESTMENT PROFESSIONAL  or investment professional, they can  sell or exchange shares for you. You may be charged a fee for this.


SYSTEMATIC WITHDRAWAL PLANS If you have a share balance of at least $5,000, you may elect to have monthly, quarterly or annual payments of a specified amount ($50 minimum) sent to you or someone you designate. The funds do not charge for this service. See "Systematic Withdrawal
                            Plan" information on page 26.

BY FEDERAL FUNDS WIRE       Confirm with Burnham Investors Trust that a wire
                            redemption privilege, including your bank
                            designation, is in place on your account. Once this
                            is established, you may request to sell shares with
                            Burnham Investors Trust. Proceeds will be wired to
                            your pre-designated bank account (see "Federal funds
                            wire" on page 25).

BY EXCHANGE                 Read the prospectus before making an exchange. Call
                            Burnham Investors Trust at 1-800-462-2392. Press 1
                            and follow the automated menu to speak to a customer
                            service representative to place your exchange.


                            SEND REGULAR MAIL TO:     SEND OVERNIGHT MAIL TO:   CALL SHAREHOLDER SERVICE AGENT:

                            BURNHAM INVESTORS TRUST   BURNHAM INVESTORS TRUST   BOSTON FINANCIAL DATA
                            C/O BFDS, INC.            C/O BFDS, INC.            SERVICES, INC.
                            P.O. BOX 8015             66 BROOKS DRIVE           TOLL-FREE AT
                            BOSTON, MA 02266-8015     BRAINTREE, MA 02184-3839  1-800-462-2392


24 YOUR ACCOUNT

TRANSACTION POLICIES
-----------------------------------------------------------------------------

FEDERAL FUNDS WIRES

A federal funds wire transaction must total at least $5,000. Your bank may also charge a fee to send or receive wires.


CERTIFICATES OF SHARES

The funds do not generally issue certificates of shares, although you may request them. Certificates are available to shareholders of Burnham Fund Class A and B shares only. The only way to redeem share certificates is by sending them to the transfer agent. If you lose a certificate, you will be charged a fee to replace it.

TELEPHONE TRANSACTIONS

The funds have procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders.

CHECK WRITING FOR BURNHAM MONEY MARKET FUND

You must have a Burnham Money Market Fund account before adding this service. Call 1-800-462-2392 to request a Shareholder Services application to add the check writing feature.

Individual checks must be for $250 or more. You may not close a Burnham Money Market Fund account by writing a check.

THIRD PARTY CHECKS

Third party checks that are payable to an existing shareholder of Burnham Investors Trust, who is a natural person (not a corporation or partnership) and endorsed over to Burnham Investors Trust or State Street Bank and Trust Company will not be accepted.

OTHER POLICIES

Under certain circumstances, the
funds reserve the right to:

    Suspend the offering of shares

    Reject any exchange or investment order

    Change, suspend or revoke
    exchange privileges

    Suspend the telephone order
    privilege without advance
    notice to shareholders

   Satisfy an order to sell fund
   shares with securities
   rather than cash, for certain
   large orders

   Suspend or postpone your
   right to sell fund shares
   on days when trading on the
   New York Stock Exchange is
   restricted, or as otherwise
   permitted by SEC

   Change their investment minimums
   or other requirements
   for buying or selling, or waive
   minimums and requirements
   for certain investors

REGULAR INVESTING AND DOLLAR-COST AVERAGING

Dollar-cost averaging is the practice of making regular investments over time. When share prices are high, your investment buys fewer shares. When the share price is low, your investment buys more shares. This generally lowers the average price per share that you pay over time.

Dollar-cost averaging cannot guarantee you a profit or prevent losses in a declining market.

                                                                 YOUR ACCOUNT 25

TRANSACTION POLICIES CONTINUED
--------------------------------------------------------------------------------



WHAT IS A SIGNATURE
GUARANTEE?

A signature guarantee ensures
that your signature is authentic.
Most banks and financial
institutions can provide you
with one. Some charge a fee,
but it is usually waived if you
are a customer of the financial
institution.

A notary public cannot
provide a signature guarantee.

You will need a signature
guarantee on a written request
to redeem shares in certain
cases, including:


  When selling more than
  $25,000 worth of shares

  When you want your check
  to be payable to someone
  other than the owner of
  record, or sent somewhere
  other than the address of
  record

  When you want the
  proceeds sent by wire or
  electronic transfer to a
  bank account you have not
  designated in advance



REDEEMING SHARES

You may redeem your shares in the fund at any time. The proceeds are generally sent out within three business days after your order is executed. There are two cases in which sale proceeds may be delayed beyond the normal three business days:

  In unusual circumstances where the law allows additional time if needed

  If a check you wrote to buy shares hasn't cleared by the time you sell the shares

If you think you will need to redeem shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

EXCHANGE PRIVILEGE

Exchange of shares have the same tax consequences as redemptions. The fund's general policy is that sales charges on investments entering the fund complex should be applied only once. Therefore, you may exchange shares freely between funds within the same share class. Each fund reserves the right to modify this policy in the future.

Exchanges must meet the minimum initial investment requirements of the fund.

THE FUNDS MAY CANCEL THE EXCHANGE PRIVILEGE OF ANY PERSON THAT, IN THE OPINION OF THE FUNDS, IS USING MARKET TIMING STRATEGIES OR MAKING MORE THAN FOUR EXCHANGES PER OWNER OR CONTROLLING PERSON PER CALENDAR YEAR.

ACCOUNT BALANCE BELOW MINIMUM AMOUNTS

The funds reserve the right to close your account if your balance falls below the minimum initial investment amount of $1,000. Your fund will notify you and allow you 60 days to bring the account balance back up to the minimum level. This does not apply to reduced balances caused by market losses or accounts established that do not require a minimum investment restriction.

REINSTATEMENT PRIVILEGE

You may reinvest your proceeds from a redemption in shares of the same class. The proceeds will be credited at NAV up to 90 days after the redemption of shares.

SYSTEMATIC WITHDRAWAL PLAN

A systematic withdrawal plan (SWP) is available for shareholders who maintain a share balance of at least $5,000 in fund shares, who wish to receive a specific amount of cash in amounts not less than $50 either monthly, quarterly, or annually. You may subscribe to this service by contacting your account executive, or by contacting the distributor at (800) 874-FUND for a Shareholder Services application form.

The fund's transfer agent will redeem a sufficient number of your shares, held in book-entry form, at the net asset value (for Class A shares) or less the appropriate CDSC (for Class B shares) at the close of business of the NYSE on or about the 20th day of each payment month. A check will mailed to you no later than three business days following the date the shares are redeemed.



26 YOUR ACCOUNT

TAX CONSIDERATIONS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Each fund pays dividend and distributions, as described in the table below.

Unless you notify the fund otherwise, your income and capital gains distributions from a fund will reinvested in that fund. However, if you prefer you may:

      Receive all distributions in cash

      Reinvest capital gains distributions, but receive your income distributions in cash

You may indicate your distribution choice on your application form upon purchase. Your tax liability is the same in both cases.


TYPE OF DISTRIBUTION               DECLARED & PAID           FEDERAL TAX STATUS
DIVIDENDS FROM
NET INVESTMENT INCOME                                        ordinary income

    Burnham Fund                   quarterly

    Burnham Financial Services     annually

    Burnham Dow 30 Focused         annually

    Burnham Money Market           declared daily
                                   paid monthly
--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAINS
        (all funds)                annually                  ordinary income
--------------------------------------------------------------------------------
LONG-TERM CAPITAL GAINS
        (all funds)                annually                  capital gain
--------------------------------------------------------------------------------


Distributions from Burnham Fund, Burnham Dow 30 Focused Fund and Burnham Financial Services Fund are expected to be primarily capital gains. Distributions from Burnham Money Market Fund will be primarily ordinary income.


The funds issue Form 1099 tax information statements recording all distributions and redemptions for the preceding year. These forms are mailed to shareholders and to the Internal Revenue Service each year by January 31. Any shareholder who does not supply a valid taxpayer identification number to the funds may be subject to federal backup withholding tax.

It is a taxable event whenever you redeem or exchange shares. Depending on their purchase and redemption prices and how long you held them, you may have a short-or long term capital gain (or loss).


You should consult your tax adviser about your own particular tax situation.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year.


BUYING SHARES
BEFORE A DISTRIBUTION

The money a fund earns, either
as income or as capital gains, is
reflected in its share price until
the fund makes a distribution.
At that time, the amount of the
distribution is deducted from
the share price and is either
reinvested in additional shares or
paid to shareholders in cash.

If you buy fund shares just before
a distribution, you will get some
of your investment back in the
form of a taxable distribution.
You can avoid this by waiting to
invest until after the fund makes
its distribution.

Investments in tax-deferred
accounts are not affected by the
timing of distribution payments
because there are no tax
consequences with such accounts.

BACKUP WITHHOLDING

When you fill out your application
form, be sure to provide
your Social Security
number or taxpayer ID number. Otherwise, the IRS will require each fund to withhold 31% of all money you receive from the fund.


                                                                 YOUR ACCOUNT 27

DOW JONES DISCLAIMER
--------------------------------------------------------------------------------


RETIREMENT PLANS

The funds offer a number
of tax-deferred plans for
retirement savings:

TRADITIONAL IRAS allow
money to grow tax-deferred
until you take it out at
retirement. Contributions may be
deductible for some investors.


ROTH IRAS also offer tax-free
growth. Contributions are
taxable, but withdrawals
in retirement are tax-free for
investors who meet certain
requirements.

SEP-IRA and other types of
plans are also available. Consult
your tax professional to determine
which type of  plan may
be beneficial to you.


"Dow Jones'sm'," "Dow Jones Industrial Average'sm'" and "DJIA'sm'" and "Dow 30'sm'" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to Burnham Dow 30'sm' Focused Fund or its distributor, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks to the distributor to use in connection with the fund.


DOW JONES DOES NOT:
    Sponsor, sell or promote the fund.

    Recommend that any person invest in the fund or any other securities.

    Have any responsibility or liability for or make any decisions about the timing, amount or pricing of fund share offerings or redemptions.

    Have any responsibility or liability for the administration, management or marketing of the fund.

    Consider the needs of the fund or its shareholders in determining, composing or calculating the DJIA or have any obligation to do so.

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUND.
Specifically,

   Dow Jones does not make any warrants, express or implied, and Dow Jones disclaims any warranty about:

       The results to be obtained by the fund, its shareholders or any other person in connection with the use of the DJIA and the data included in the DJIA;

       The accuracy or completeness of the DJIA and its data;

       The merchantability and the fitness for a particular purpose or use of the DJIA and its data.

   Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.

   Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between the fund's distributor and Dow Jones is solely for their benefit and not for the benefit of the fund, its shareholders or any other third parties.


28 YOUR ACCOUNT

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND BURNHAM FUND'S FINANCIAL PERFORMANCE OVER THE PAST FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENT, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

BURNHAM FUND FINANCIAL HIGHLIGHTS

                                                          Class A Shares                               Class B Shares
                                            1998    1997    1996    1995    1994            1998    1997    1996    1995    1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year        $30.04  $25.65  $23.19  $19.88  $21.86         $30.75  $26.31  $23.45  $19.94  $21.84
                                          --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                       0.25    0.45    0.51    0.71    0.75          (0.03)   0.13    0.21    0.41    0.49

Net gains or losses on securities
(both realized and unrealized)              5.97    5.54    3.36    3.91   (1.15)          6.12    5.75    3.69    4.10   (1.04)
                                          --------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS            6.22    5.99    3.87    4.62   (0.40)          6.15    5.88    3.90    4.51   (0.55)

LESS DISTRIBUTIONS

Dividends (from not investment income)     (0.32)  (0.44)  (0.55)  (0.75)  (0.87)         (0.06)  (0.28)  (0.18)  (0.44)  (0.64)

Distributions from capital gains (from
  securities and options transactions)     (1.63)  (1.16)  (0.86)  (0.56)  (0.71)         (1.63)  (1.16)  (0.86)  (0.56)  (0.71)
                                          --------------------------------------------------------------------------------------
Total distributions                        (1.95)  (1.60)  (1.41)  (1.31)  (1.58)         (1.69)  (1.44)  (1.04)  (1.00)  (1.35)
                                          --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $34.31  $30.04  $25.65  $23.19  $19.88         $35.21  $30.75  $26.31  $23.45  $19.94
                                          --------------------------------------------------------------------------------------
                                          --------------------------------------------------------------------------------------
Total return                               22.08%  24.74%  17.60%  24.45%  (1.77%)        21.16%  23.60%  17.34%  23.54%  (2.52%)
                                          --------------------------------------------------------------------------------------

RATIO/SUPPLEMENTAL DATA
Net assets (in $millions), end of year     156.7   136.4   117.4   112.0   101.8            2.4     1.6     1.0     0.6     0.3
                                          --------------------------------------------------------------------------------------
Ratio of net expenses to
  average net assets(1)                      1.3%*   1.1%    1.3%    1.5%    1.5%           2.1%    2.0%    2.1%    2.2%    2.3%
                                          --------------------------------------------------------------------------------------
Ratio of net Income to                       0.8%    1.6%    2.1%    3.3%    3.7%           0.0%    0.7%    1.3%    2.5%    2.9%
  average net assets                      --------------------------------------------------------------------------------------
Portfolio turnover rate                     54.7%   59.4%   61.5%   78.3%   87.9%          54.7%   59.4%   61.5%   78.3%   87.9%
                                          --------------------------------------------------------------------------------------


 (1) For the year ended December 31, 1998, the investment adviser reimbursed Class A and Class B shares for expenses in excess of the expense limitation. The ratios of expenses to average net assets would have been 1.3% and 2.1% respectively, had the investment adviser not agreed to reimburse expenses.

                                                         FINANCIAL HIGHLIGHTS 29

WHERE TO GET
   MORE
INFORMATION



ANNUAL AND QUARTERLY REPORTS
--------------------------------------------------------------------------------
These include commentary from the fund manager on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the fund's securities, and a report from the fund's auditor.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).


HOW TO CONTACT US

You can obtain these documents
free of charge by contacting your dealer or:


[LOGO]  Burnham Securities Inc.
        1325 Avenue of the Americas, 26th Floor
        New York, NY 10019
        1-800-874-FUND
        www.burnhamfunds.com
        info@bsibam.com


These documents are also available from the SEC:

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC file number: 811-994


Burnham Asset Management was
founded in 1989 and today, together
with Burnham Securities, Inc.,
manages approximately $3 billion in
assets for investors. The Burnham
Fund was created in 1975 and has
been guided by the same investment
team since inception.

The Burnham family of funds has
recently expanded to offer greater
flexibility to investors. All the funds
share Burnham's fundamental philos-
ophy of prudent investment and
risk management through all phases
of the economic cycle.


                          STATEMENT OF DIFFERENCES
                          ------------------------

The service mark symbol shall be expressed as............................ 'sm'